Annual Total Returns - BLACKROCK GLOBAL DIVIDEND PORTFOLIO (INVESTOR C SHARES, INVESTOR A SHARES and INSTITUTIONAL SHARES) [BarChart] - Investor A, C and Institutional - BLACKROCK GLOBAL DIVIDEND PORTFOLIO - INVESTOR A SHARES
Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	8.73%
Annual Return 2011	7.94%
Annual Return 2012	10.06%
Annual Return 2013	19.30%
Annual Return 2014	2.25%
Annual Return 2015	2.48%
Annual Return 2016	5.68%
Annual Return 2017	19.54%
Annual Return 2018	(10.70%)
Annual Return 2019	22.43%